Angel Oak Financials Income Impact Fund
Schedule of Investments
October 31, 2023 (Unaudited)
	Shares	Value
Common Stocks ― 0.92%
Financial ― 0.92%
Bank7 Corp.	7,000	$146,580
First United Corp.	25,000	409,500
Greene County Bancorp, Inc.	6,200	146,940
TOTAL COMMON STOCKS (Cost ― $738,782)		$703,020
	Principal
Corporate Obligations ― 95.79%	Amount
Financial ― 95.79%
A10 Capital LLC, 5.875%, 8/17/2026 (a)	$1,000,000	913,511
Banc of California, Inc., 5.250%, 4/15/2025	500,000	467,545
BankFinancial Corp., 3.750% (TSFR3M + 2.990%), 5/15/2031 (a)(b)	2,000,000	1,682,179
BankGuam Holding Co., 4.750% (TSFR3M + 4.130%), 7/1/2031 (a)(b)	2,000,000	1,692,834
Central Pacific Financial Corp., 4.750% (TSFR3M + 4.560%), 11/1/2030 (b)	1,000,000	873,104
Citizens Community Bancorp, Inc., 4.750% (TSFR3M + 3.290%), 4/1/2032 (a)(b)	1,300,000	1,048,073
Civista Bancshares, Inc., 3.250% (SOFR + 2.190%), 12/1/2031 (b)	2,500,000	2,081,774
Clear Street Holdings LLC, 5.875%, 5/15/2026 (a)	2,000,000	1,854,773
Colony Bankcorp, Inc., 5.250% (TSFR3M + 2.650%), 5/20/2032 (a)(b)	1,000,000	808,090
Dickinson Financial Corp., 4.250% (TSFR3M + 4.030%), 11/15/2030 (a)(b)	1,250,000	1,077,602
Dime Community Bancshares, Inc., 5.000% (TSFR3M + 2.180%), 5/15/2032 (b)	1,000,000	801,457
Equity Bancshares, Inc., 7.000% (TSFR3M + 6.880%), 6/30/2030 (b)	1,000,000	970,915
FedNat Holding Co., 7.750%, 3/15/2029 (c)(d)(e)	2,500,000	400,000
Fidelity Bank, 5.875% (TSFR3M + 3.892%), 5/31/2030 (b)	2,000,000	1,812,455
Fidelity Financial Corp., 5.000% (TSFR3M + 2.470%), 4/30/2032 (a)(b)	3,000,000	2,410,848
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (b)	1,500,000	1,411,094
First Bancshares, Inc., 6.400% (TSFR3M + 3.652%), 5/1/2033 (b)	2,500,000	2,053,223
First Business Financial Services, Inc., 5.500% (SOFR + 4.332%), 8/15/2029 (a)(b)	750,000	704,497
First Foundation, Inc., 3.500% (SOFR + 2.040%), 2/1/2032 (b)	1,000,000	645,911
First Internet Bancorp, 3.750% (SOFR + 3.110%), 9/1/2031 (b)	1,000,000	819,856
First Northwest Bancorp, 3.750% (TSFR3M + 3.000%), 3/30/2031 (b)	1,500,000	1,264,784
Firstsun Capital Bancorp, 6.000% (TSFR3M + 5.890%), 7/1/2030 (a)(b)	2,000,000	1,807,012
Flushing Financial Corp., 3.125% (TSFR3M + 2.035%), 12/1/2031 (b)	3,000,000	2,387,434
Flushing Financial Corp., 6.000% (TSFR3M + 3.130%), 9/1/2032 (b)	500,000	405,854
FS Bancorp, Inc., 3.750% (TSFR3M + 3.370%), 2/15/2031 (b)	1,000,000	850,255
Homestreet, Inc., 6.500%, 6/1/2026	750,000	619,484
Huntington Bancshares, Inc., 6.208% (SOFR + 2.020%), 8/21/2029 (b)	1,000,000	962,117
Independent Bank Corp., 5.950% (TSFR3M + 5.825%), 5/31/2030 (a)(b)	750,000	680,679
Jamesmark Bancshares, Inc., 3.750% (TSFR3M + 3.050%), 10/1/2031 (a)(b)	850,000	693,127
Kingstone Cos, Inc., 12.000%, 12/30/2024 (a)(c)	4,028,000	3,826,600
Malvern Bancorp, Inc., 9.771% (TSFR3M + 4.407%), 2/15/2027 (b)	500,000	495,353
Marble Point Loan Financing Ltd. / MPLF Funding LLC, 7.500%, 11/16/2025 (a)	3,500,000	3,329,375
Mercantile Bank Corp., 3.250% (SOFR + 2.120%), 1/30/2032 (b)	3,000,000	2,341,046
Midwest Bankcentre, Inc., 3.625% (TSFR3M + 2.950%), 6/15/2031 (a)(b)	1,500,000	1,243,095
Narragansett Financial Corp., 3.875% (TSFR3M + 3.190%), 5/15/2031 (a)(b)	2,000,000	1,677,753
New York Community Bancorp, Inc., 5.900% (TSFR3M + 3.042%), 11/6/2028 (b)	1,000,000	957,500
NexBank Capital, Inc., 4.000% (TSFR3M + 3.390%), 8/15/2031 (a)(b)	3,000,000	2,324,480
NexBank Capital, Inc., 6.000%, 7/15/2032 (a)(f)	1,000,000	816,659
Northpointe Bancshares, Inc., 6.000% (TSFR3M + 4.905%), 9/30/2029 (a)(b)	1,000,000	934,740
Oakstar Bancshares, Inc., 4.250% (TSFR3M + 3.516%), 4/15/2031 (a)(b)	1,000,000	846,607
Olney Bancshares of Texas, Inc., 4.000% (TSFR3M + 3.320%), 3/15/2031 (a)(b)	1,250,000	1,057,540
Peapack Gladstone Financial Corp., 8.211% (TSFR3M + 2.802%), 12/15/2027 (b)	1,000,000	955,239
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (b)	4,000,000	3,109,741
Primis Financial Corp., 9.602% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(b)	1,000,000	989,712
RBB Bancorp, 4.000% (TSFR3M + 3.290%), 4/1/2031 (b)	3,000,000	2,603,475
River Financial Corp., 4.000% (TSFR3M + 3.420%), 3/15/2031 (a)(b)	1,000,000	846,024
SmartFinancial, Inc., 8.206% (TSFR3M + 2.812%), 10/2/2028 (a)(b)	1,250,000	1,240,109
South Street Securities Funding LLC, 6.250%, 12/30/2026 (a)	1,000,000	921,450
Stellar Bancorp, Inc., 4.700% (SOFR + 3.392%), 10/1/2029 (b)	1,000,000	888,235
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(b)	2,000,000	1,906,062
TIAA FSB Holdings, Inc., 10.375% (TSFR3M + 4.966%), 3/15/2026 (b)	1,000,000	991,104
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (a)	2,000,000	1,862,500
Trinity Capital, Inc., 4.250%, 12/15/2026	1,000,000	875,525
Valley National Bancorp, 6.250% (TSFR3M + 2.780%), 9/30/2032 (b)	2,000,000	1,638,283
Webster Financial Corp., 4.000% (TSFR3M + 2.530%), 12/30/2029 (b)	50,000	45,731
Zais Group LLC, 7.000%, 11/15/2023 (a)	260,000	259,675
TOTAL CORPORATE OBLIGATIONS (Cost ― $86,650,253)		$73,184,100

Preferred Stocks ― 0.81%	Shares
Financial ― 0.81%
First Guaranty Bancshares, Inc., 6.750%	37,411	619,152
TOTAL PREFERRED STOCKS (Cost ― $935,275)		$619,152

Warrants ― 0.30%
Financial ― 0.30%
Kingstone Cos, Inc. (a)(c)	195,750	231,376
TOTAL WARRANTS (Cost ― $-)		$231,376

Short-Term Investments ― 0.86%
Money Market Funds ― 0.86%
First American Government Obligations Fund, Class U, 5.294% (g)	656,820	656,820
TOTAL SHORT-TERM INVESTMENTS (Cost ― $656,820)		$656,820
TOTAL INVESTMENTS ― 98.68% (Cost ― $88,981,130)		$75,394,468
Other Assets in Excess of Liabilities ― 1.32%		1,004,676
NET ASSETS ― 100.00%		$76,399,144

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
TSFRM:	Term Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2023, the value of these securities amounted to $39,686,982 or 51.95% of net assets.

(b)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of October 31, 2023.

(c)	Illiquid security. At October 31, 2023, the value of these securities amounted to $4,457,976 or 5.84% of net assets.
(d)
As of October 31, 2023, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company
Act of 1940. The value of these securities amounted to $400,000 or 0.52% of net assets. Value determined using significant unobservable inputs.

(e)	Security identified as in default as to the payment of interest. Income is not being accrued.
(f)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2023.
(g)	Rate disclosed is the seven day yield as of October 31, 2023.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), mortgage-backed securities ("MBS"), collateralized loan obligations ("CLOs"), corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the "Adviser") as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$703,020	$-	$-	$703,020
Corporate Obligations		72,784,100	400,000	73,184,100
Preferred Stocks	619,152	-	-	619,152
Warrants	-	231,376	-	231,376
Short-Term Investments	656,820	-	-	656,820
Total	$1,978,992	$73,015,476	$400,000	$75,394,468

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2023, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/23	Amortization/Accretion	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation/Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/23
Corporate Obligations	$775,000	$–	$–	($375,000)	$–	$–	$–	$–	$400,000

The total change in unrealized appreciation/depreciation attributable to Level 3 investments still held at October 31, 2023, is ($375,000).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/23	Valuation Techniques	Unobservable Input*	Range/Weighted Average Unobservable Input**
Corporate Obligations	$400,000	Model Valuation	Estimated recovery from proposed Chapter 11 liquidation plan	Recovery Estimate: 16%

*Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

**Table presents information for one security, which is valued at $16.00 as of October 31, 2023.